Cash and cash equivalents:	12 Months Ended
Mar. 31, 2011
Cash and cash equivalents:

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Cash	¥277,715	¥305,574
Certificates of deposit	40,000	210,000
Commercial paper	20,000	199,977
Bailment for consumption	20,000	50,000

Total	¥357,715	¥765,551

The aggregate amount of commercial paper as of March 31, 2010 and 2011 was ¥39,990 million and ¥259,972 million, respectively and ¥19,990 million and ¥59,995 million was recorded in “Short-term investments” in the consolidated balance sheet as they have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year in addition to the amounts in “Cash and cash equivalents,” which is stated above. Commercial paper is classified as held-to-maturity securities and their amortized amounts approximate their fair value.

Information regarding “Bailment for consumption” is disclosed in Note 13.